2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Raw materials	$ 443	$ 518	$ 433
Work in process	22	21	149
Finished goods	18	37	2
Inventory reserve	(44)	(52)	(64)	0
Total	$ 439	$ 524	$ 520